MINERAL RIGHTS (Tables)	12 Months Ended
Nov. 30, 2025
Fish Lake Valley Property
MINERAL RIGHTS
Schedule of mineral rights

Fish Lake Valley
Property
Balance, December 14, 2023 (inception)	$—
Property option payment	70,000
Impairment	(70,000)
Balance, November 30, 2024 and 2025	$—

Aurora Uranium Project
MINERAL RIGHTS
Schedule of mineral rights

Aurora
Uranium
Property
Balance, November 30, 2024	$—
Property option payment	1,000,000
Reimbursement of mining operations expenditures	201,390
Balance, November 30, 2025	$1,201,390